Related parties (Details) - Sociedad Minera Cerro Verde S.A.A. - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	$ 580,985	$ 694,328
Balances payable to related parties [Abstract]
Total accounts payable, short term	3,468	3,174
Accounts Receivables Non Provisional Pricing [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	108,730	93,657
Accounts Receivables Provisional Pricing [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	434,820	509,660
Freeport Minerals Corporation [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	531,978	555,150
Balances payable to related parties [Abstract]
Amounts payable to related parties	330	324
Sumitomo Metal Mining Company, Ltd. [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	9,902	21,098
Climax Molybdenum Marketing Corporation [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	1,663	27,069
Sociedad Contractual Minera el Abra [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	7
Freeport-McMoRan Sales Company Inc. [Member]
Balances payable to related parties [Abstract]
Amounts payable to related parties	2,938	2,687
Minera Freeport-McMoRan South America Ltda [Member]
Balances payable to related parties [Abstract]
Amounts payable to related parties	182	163
Minera Freeport-McMoRan South America S.A.C. [Member]
Balances payable to related parties [Abstract]
Accounts payable - Other related parties	18	0
Embedded derivatives [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	$ 37,435	$ 91,011